UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 12.9%
Auto Components 0.5%
BorgWarner, Inc. (a)	531,030	15,676,006
Automobiles 0.1%
Ferrari NV (a)	53,950	2,208,173
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.	597,752	27,215,648
Las Vegas Sands Corp.	291,367	12,671,551
		39,887,199
Household Durables 0.5%
Newell Brands, Inc.	359,104	17,441,681
Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	73,606	52,673,926
Media 3.1%
Comcast Corp. "A"	499,406	32,556,277
Time Warner, Inc.	401,496	29,526,016
Walt Disney Co.	353,152	34,545,329
		96,627,622
Specialty Retail 4.1%
Advance Auto Parts, Inc.	248,869	40,224,696
Home Depot, Inc.	433,692	55,378,132
L Brands, Inc.	519,446	34,870,410
		130,473,238
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B"	620,083	34,228,581
VF Corp.	289,120	17,777,989
		52,006,570
Consumer Staples 10.2%
Beverages 1.4%
PepsiCo, Inc.	409,068	43,336,664
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	173,823	27,297,164
CVS Health Corp.	301,347	28,850,962
Kroger Co.	926,797	34,096,861
Rite Aid Corp.*	2,999,420	22,465,656
		112,710,643
Food Products 4.6%
ConAgra Foods, Inc.	715,864	34,225,458
Mead Johnson Nutrition Co.	339,019	30,765,974
The JM Smucker Co.	240,730	36,689,659
The WhiteWave Foods Co.* (a)	949,136	44,552,444
		146,233,535
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	194,923	17,741,892
Energy 6.9%
Energy Equipment & Services 1.0%
Halliburton Co.	680,132	30,803,178
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	385,736	20,540,442
Chevron Corp.	336,188	35,242,588
Concho Resources, Inc.*	218,117	26,014,815
EOG Resources, Inc.	311,024	25,945,622
Hess Corp.	324,557	19,505,876
Occidental Petroleum Corp.	535,265	40,444,623
Phillips 66	241,282	19,143,314
		186,837,280
Financials 14.2%
Banks 5.9%
Citigroup, Inc.	961,310	40,749,931
JPMorgan Chase & Co.	1,520,850	94,505,619
U.S. Bancorp.	1,261,181	50,863,430
		186,118,980
Capital Markets 1.9%
Ameriprise Financial, Inc.	322,261	28,955,151
Bank of New York Mellon Corp.	785,038	30,498,726
		59,453,877
Insurance 2.5%
Chubb Ltd.	358,584	46,870,515
MetLife, Inc.	816,323	32,514,145
		79,384,660
Real Estate Investment Trusts 3.9%
Digital Realty Trust, Inc. (REIT) (a)	612,395	66,744,931
Prologis, Inc. (REIT)	1,117,481	54,801,268
		121,546,199
Health Care 16.5%
Biotechnology 5.7%
Biogen, Inc.*	58,160	14,064,251
Celgene Corp.*	528,085	52,085,024
Gilead Sciences, Inc.	631,838	52,707,926
Medivation, Inc.*	479,920	28,939,176
Shire PLC (ADR)	168,749	31,063,316
		178,859,693
Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.	316,533	53,680,832
Health Care Providers & Services 1.8%
Cigna Corp.	261,569	33,478,216
McKesson Corp.	114,278	21,329,989
		54,808,205
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	370,021	54,674,303
Pharmaceuticals 5.6%
Allergan PLC*	170,780	39,465,550
Bristol-Myers Squibb Co.	471,682	34,692,211
Merck & Co., Inc.	611,277	35,215,668
Pfizer, Inc.	1,892,353	66,629,749
		176,003,178
Industrials 10.6%
Aerospace & Defense 3.1%
Boeing Co.	370,691	48,141,640
Honeywell International, Inc.	276,211	32,128,864
TransDigm Group, Inc.*	66,650	17,574,938
		97,845,442
Electrical Equipment 2.0%
AMETEK, Inc.	961,165	44,434,658
Regal Beloit Corp.	315,315	17,358,091
		61,792,749
Industrial Conglomerates 2.7%
General Electric Co.	1,309,407	41,220,132
Roper Technologies, Inc.	266,225	45,407,336
		86,627,468
Machinery 1.4%
Ingersoll-Rand PLC	316,466	20,152,555
Parker-Hannifin Corp.	210,020	22,692,661
		42,845,216
Road & Rail 1.4%
Norfolk Southern Corp.	508,323	43,273,537
Information Technology 19.5%
Communications Equipment 1.2%
Cisco Systems, Inc.	1,267,974	36,378,174
Internet Software & Services 3.9%
Alphabet, Inc. "A"*	69,020	48,557,640
Alphabet, Inc. "C"*	60,328	41,753,009
Facebook, Inc. "A"*	283,861	32,439,635
		122,750,284
IT Services 3.6%
Cognizant Technology Solutions Corp. "A"*	478,335	27,379,895
Fidelity National Information Services, Inc.	363,163	26,757,850
Visa, Inc. "A"	803,216	59,574,531
		113,712,276
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Ltd.	215,094	33,425,608
NVIDIA Corp.	530,180	24,923,762
NXP Semiconductors NV*	209,242	16,392,018
		74,741,388
Software 5.4%
Intuit, Inc.	198,661	22,172,554
Microsoft Corp.	2,153,863	110,213,170
Oracle Corp.	913,337	37,382,883
		169,768,607
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	1,003,958	95,978,385
Materials 3.4%
Chemicals 1.4%
Albemarle Corp.	325,141	25,786,933
Ecolab, Inc.	148,263	17,583,992
		43,370,925
Construction Materials 0.9%
Vulcan Materials Co.	242,129	29,142,646
Containers & Packaging 1.1%
Sealed Air Corp.	725,558	33,353,901
Telecommunication Services 1.3%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	923,613	39,964,735
Utilities 3.0%
Electric Utilities 1.3%
NextEra Energy, Inc.	314,747	41,043,009
Water Utilities 1.7%
American Water Works Co., Inc.	639,217	54,020,228
Total Common Stocks (Cost $2,524,484,728)		3,095,796,504
	Principal Amount ($)	Value ($)
Convertible Bond 0.1%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $5,880,984)	7,060,000	4,227,175
	Shares	Value ($)
Convertible Preferred Stocks 0.2%
Health Care 0.2%
Allergan PLC Series A, 5.5%	3,900	3,251,118
Teva Pharmaceutical Industries Ltd. 7.0%	3,525	2,915,175
		6,166,293
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	10,000	831,800
Total Convertible Preferred Stocks (Cost $8,425,000)		6,998,093
Securities Lending Collateral 2.3%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $72,769,246)	72,769,246	72,769,246
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $35,720,121)	35,720,121	35,720,121
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,647,280,079) †	102.3	3,215,511,139
Other Assets and Liabilities, Net	(2.3)	(73,132,009)
Net Assets	100.0	3,142,379,130

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,649,003,129. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $566,508,010. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $649,982,765 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $83,474,755.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $71,859,810, which is 2.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,095,796,504	$—	$—	$3,095,796,504
Convertible Bond	—	4,227,175	—	4,227,175
Convertible Preferred Stocks	6,998,093	—	—	6,998,093
Short-Term Investments (d)	108,489,367	—	—	108,489,367
Total	$3,211,283,964	$4,227,175	$—	$3,215,511,139

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016